General Information - Details of Non-controlling Interest (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of subsidiaries [line items]
Current assets	₩ 34,151,972	₩ 31,844,259
Non-current assets	44,625,019	47,941,370
Current liabilities	(19,430,577)	(19,490,338)
Non-current liabilities	(12,673,800)	(12,968,566)
Equity	46,672,614	47,326,725	₩ 45,765,269	₩ 45,013,201
Non-controlling interests	3,347,257	3,666,334
Sales	65,154,636	60,186,867	52,939,771
Profit (loss) for the period	1,932,386	2,909,311	1,032,065
Profit (loss) attributable to non-controlling interests	220,484	153,081	(322,742)
Cash flows from operating activities	5,869,725	5,607,310	5,269,418
Cash flows from investing activities	(2,647,970)	(3,817,874)	(3,754,627)
Effect of exchange rate fluctuation on cash held	4,628	(58,997)	12,611
Net increase (decrease) in cash and cash equivalents	31,335	164,911	(2,423,565)
POSCO DAEWOO Corporation [member]
Disclosure of subsidiaries [line items]
Current assets	5,311,596	4,483,544	4,038,313
Non-current assets	4,363,490	4,590,394	4,510,085
Current liabilities	(4,724,056)	(4,221,443)	(3,662,811)
Non-current liabilities	(1,563,107)	(1,549,013)	(1,681,182)
Equity	3,387,923	3,303,482	3,204,405
Non-controlling interests	1,255,728	1,224,303	1,271,750
Sales	23,314,595	20,891,526	15,417,550
Profit (loss) for the period	113,196	115,321	113,832
Profit (loss) attributable to non-controlling interests	41,956	42,739	45,177
Cash flows from operating activities	(61,173)	128,875	337,338
Cash flows from investing activities	(12,780)	(86,365)	(35,054)
Cash flows from financing activities (before dividends to non-controlling interest)	99,496	(19,295)	(295,226)
Dividend to non-controlling interest	(22,862)	(22,597)	(22,597)
Effect of exchange rate fluctuation on cash held	807	(459)	10
Net increase (decrease) in cash and cash equivalents	3,488	159	(15,529)
PT. KRAKATAU POSCO [member]
Disclosure of subsidiaries [line items]
Current assets	615,491	557,041	460,376
Non-current assets	2,730,865	2,771,504	3,304,292
Current liabilities	(1,368,498)	(1,237,255)	(1,120,077)
Non-current liabilities	(1,754,797)	(1,933,247)	(2,337,612)
Equity	223,061	158,043	306,979
Non-controlling interests	66,918	47,413	92,094
Sales	1,871,634	1,635,837	1,244,711
Profit (loss) for the period	54,257	(117,729)	(187,151)
Profit (loss) attributable to non-controlling interests	16,277	(35,318)	(56,145)
Cash flows from operating activities	89,131	(27,817)	45,672
Cash flows from investing activities	(6,432)	(5,502)	(8,804)
Cash flows from financing activities (before dividends to non-controlling interest)	(82,295)	31,782	(36,286)
Effect of exchange rate fluctuation on cash held	21	(147)	67
Net increase (decrease) in cash and cash equivalents	425	(1,684)	649
POSCO CHEMTECH [member]
Disclosure of subsidiaries [line items]
Current assets	416,284	441,325	397,370
Non-current assets	460,905	316,724	243,401
Current liabilities	(140,268)	(145,649)	(109,016)
Non-current liabilities	(10,767)	(970)	(2,337)
Equity	726,154	611,430	529,418
Non-controlling interests	290,461	244,572	211,767
Sales	1,340,984	1,163,918	1,076,455
Profit (loss) for the period	142,918	101,019	41,829
Profit (loss) attributable to non-controlling interests	57,167	40,408	16,732
Cash flows from operating activities	29,865	20,042	30,295
Cash flows from investing activities	(15,801)	(18,699)	(42,021)
Cash flows from financing activities (before dividends to non-controlling interest)		8	(1,250)
Dividend to non-controlling interest	(8,270)	(7,088)	(4,726)
Effect of exchange rate fluctuation on cash held	(17)	(6)	1
Net increase (decrease) in cash and cash equivalents	5,777	(5,743)	(17,701)
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member]
Disclosure of subsidiaries [line items]
Current assets	4,100,967	4,878,251	5,163,436
Non-current assets	1,911,844	2,444,616	1,710,398
Current liabilities	(3,007,029)	(3,896,680)	(3,284,090)
Non-current liabilities	(608,089)	(833,403)	(855,791)
Equity	2,397,693	2,592,784	2,733,953
Non-controlling interests	1,131,733	1,223,816	1,290,450
Sales	6,799,292	5,794,532	5,352,395
Profit (loss) for the period	290,131	169,011	(760,187)
Profit (loss) attributable to non-controlling interests	136,944	79,775	(358,815)
Cash flows from operating activities	207,729	(84,840)	(211,182)
Cash flows from investing activities	272,230	(171,924)	(102,939)
Cash flows from financing activities (before dividends to non-controlling interest)	(400,499)	150,801	(20,953)
Dividend to non-controlling interest			(14,800)
Effect of exchange rate fluctuation on cash held	1,257	(3,541)	760
Net increase (decrease) in cash and cash equivalents	80,717	(109,504)	(349,114)
POSCO ENERGY CO., LTD. [member]
Disclosure of subsidiaries [line items]
Current assets	825,241	1,054,538	713,039
Non-current assets	2,767,203	2,859,824	3,038,665
Current liabilities	(1,197,845)	(785,462)	(937,668)
Non-current liabilities	(1,445,288)	(2,200,065)	(2,172,226)
Equity	949,311	928,835	641,810
Non-controlling interests	335,203	762,390	514,200
Sales	1,841,187	1,578,026	1,657,890
Profit (loss) for the period	(73,948)	70,795	(130,809)
Profit (loss) attributable to non-controlling interests	(8,116)	7,770	(14,357)
Cash flows from operating activities	16,211	30,295	18,107
Cash flows from investing activities	35,460	(2,792)	(1,047)
Cash flows from financing activities (before dividends to non-controlling interest)	(71,378)	220,317	(2,875)
Dividend to non-controlling interest	(19,813)	(24,183)	(24,378)
Net increase (decrease) in cash and cash equivalents	(39,520)	223,637	(10,193)
Others [member]
Disclosure of subsidiaries [line items]
Current assets	9,137,798	8,579,813	9,696,140
Non-current assets	5,493,324	6,676,559	7,749,277
Current liabilities	(8,026,474)	(8,313,902)	(9,669,053)
Non-current liabilities	(1,925,084)	(2,048,454)	(2,856,498)
Equity	4,679,564	4,894,016	4,919,866
Non-controlling interests	929,506	974,941	945,962
Sales	24,721,939	23,547,072	23,251,563
Profit (loss) for the period	(56,151)	258,053	(461,034)
Profit (loss) attributable to non-controlling interests	(101,156)	39,605	(312,297)
Cash flows from operating activities	14,869	140,418	53,050
Cash flows from investing activities	(13,199)	(63,621)	(253,206)
Cash flows from financing activities (before dividends to non-controlling interest)	(16,094)	(38,090)	204,797
Dividend to non-controlling interest	(6,906)	(12,777)	(7,349)
Effect of exchange rate fluctuation on cash held	1,682	(15,532)	1,687
Net increase (decrease) in cash and cash equivalents	(19,648)	10,398	(1,021)
Non-controlling Interest [member]
Disclosure of subsidiaries [line items]
Current assets	20,407,377	19,994,512	20,468,674
Non-current assets	17,727,631	19,659,621	20,556,118
Current liabilities	(18,464,170)	(18,600,391)	(18,782,715)
Non-current liabilities	(7,307,132)	(8,565,152)	(9,905,646)
Equity	12,363,706	12,488,590	12,336,431
Non-controlling interests	4,009,549	4,477,435	4,326,223
Sales	59,889,631	54,610,911	48,000,564
Profit (loss) for the period	470,403	596,470	(1,383,520)
Profit (loss) attributable to non-controlling interests	143,072	174,979	(679,705)
Cash flows from operating activities	296,632	206,973	273,280
Cash flows from investing activities	259,478	(348,903)	(443,071)
Cash flows from financing activities (before dividends to non-controlling interest)	(470,770)	345,523	(151,793)
Dividend to non-controlling interest	(57,851)	(66,645)	(73,850)
Effect of exchange rate fluctuation on cash held	3,750	(19,685)	2,525
Net increase (decrease) in cash and cash equivalents	₩ 31,239	₩ 117,263	₩ (392,909)